Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deficit accumulated during the development stage	$ (8,453,169)		$ (8,453,169)		$ (109,322)	$ (7,037,134)	$ (7,037,134)	$ (8,453,169)
Negative cash flows from operating activities	(693,446)		(693,446)	(655,775)	(29,348)	(1,261,404)	(1,290,752)	(1,984,198)
Net loss	$ 810,499	$ 1,586,600	$ 1,416,035	$ 4,546,479	$ 109,322	$ 6,938,308	$ 7,047,630	$ 8,463,665